Transactions with Related Parties - Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Long term investment	$ 1,709	$ 1,676
Due from related parties
Due from related parties	285	324
Due to related parties
Due to related parties	1,975	1,501
Interchart [Member]
Related Party Transaction [Line Items]
Long term investment	1,381	1,349
Due from related parties
Due from related parties	3	3
Starocean [Member]
Related Party Transaction [Line Items]
Long term investment	203	202
Due from related parties
Due from related parties	34	34
CCL Pool [Member]
Related Party Transaction [Line Items]
Long term investment	125	125
Oceanbulk Maritime and its affiliates [Member]
Due from related parties
Due from related parties	248	287
Management and Directors fees [Member]
Due to related parties
Due to related parties	38	114
Iblea Ship Management Limited [Member]
Due to related parties
Due to related parties	$ 1,937	$ 1,387